Document and Entity Information	Apr. 01, 2022
Cover [Abstract]
Entity Registrant Name	Aaron's Company, Inc.
Amendment Flag	false
Entity Central Index Key	0001821393
Document Type	8-K
Document Period End Date	Apr. 01, 2022
Entity Incorporation State Country Code	GA
Entity File Number	1-39681
Entity Tax Identification Number	85-2483376
Entity Address, Address Line One	400 Galleria Parkway SE
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339-3194
City Area Code	(678)
Local Phone Number	402-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.50 per share
Trading Symbol	AAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false